Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision (Benefit) for Income Taxes [Line Items]
Federal
State and local					8,900
Total current provision					8,900
Federal					(814,350)
State and local					(183,352)
Total deferred benefit					(997,702)
Total benefit	$ (186,994)	$ (76,538)	$ 336,506	$ (191,206)	$ (988,802)